SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

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                                        SEC File Number: 000-24755
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                                        CUSIP Number: 913586 10 3
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(Check One)  |_| Form 10-K   |_| Form 20-F  |_| Form 11-K   |X| Form 10-Q
|_|  Form N-SAR

For Period Ended: September 30, 2004
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|_|   Transition Report on Form 10-K

|_|   Transition Report on Form 20-F

|_|   Transition Report on Form 11-K

|_|   Transition Report on Form 10-Q

|_|   Transition Report on Form N-SAR

For the Transition Period Ended:
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Nothing in this form shall be construed to imply that the Commission has verified any information contained herein
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PART I - REGISTRANT INFORMATION

Full Name of Registrant:

                        Universal Guardian Holdings, Inc.

Former Name if Applicable:

                                       N/A

Address of Principal Executive Office (Street and Number):
City, State and Zip Code:

                         4695 MacArthur Court, Suite 300
                         Newport Beach, California 92660


PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

|X|       (a)    The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
          (b)    The subject annual report, semi-annual report, transition
                 report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
          (c)    The accountant's statement or other exhibit required by Rule
                 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

      We are awaiting confirmations from accountants necessary to make the filing

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

                    Michael J. Skellern         (949) 743-9525
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                         (Name)             (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

      |X| Yes   |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes No If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                        Universal Guardian Holdings, Inc.
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


                                        /s/ Michael J. Skellern
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Date:  November 15, 2004                Michael J. Skellern
                                        President and Chief Executive Officer

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                                   ATTENTION:

           Intentional misstatements or omissions of fact constitute
               Federal Criminal Violations (See 18 U.S.C. 1001).
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